UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:          (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments
March 31, 2010 (unaudited)

Description	Shares	Value

Common Stocks — 91.1%
Finland — 1.8%
Nokia Corp. Sponsored ADR	192,800	$2,996,112

France — 6.8%
GDF Suez Sponsored ADR	75,981	2,944,264
Sanofi-Aventis ADR	105,200	3,930,272
Societe Generale Sponsored ADR	72,000	905,040
Total SA Sponsored ADR	64,000	3,713,280

Total France		11,492,856

Ireland — 1.5%
CRH PLC Sponsored ADR	98,300	2,446,687

Italy — 1.0%
Eni SpA Sponsored ADR	36,350	1,705,906

Japan — 6.1%
Canon, Inc. Sponsored ADR	44,700	2,065,587
Hoya Corp. Sponsored ADR (c)	73,500	2,019,780
Mitsubishi UFJ Financial Group,
Inc. ADR	528,000	2,761,440
Nomura Holdings, Inc. ADR	332,600	2,437,958
Sumitomo Mitsui Financial Group,
Inc. ADR	321,200	1,043,900

Total Japan		10,328,665

Netherlands — 3.4%
Heineken NV ADR	225,600	5,775,360

Singapore — 2.9%
Singapore Telecommunications,
Ltd. ADR (c)	217,400	4,902,370

Sweden — 0.8%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	123,800	1,291,234

Switzerland — 12.0%
Credit Suisse Group AG
Sponsored ADR	73,400	3,771,292
Nestle SA Sponsored ADR (c)	86,000	4,403,200
Novartis AG ADR	78,900	4,268,490
Roche Holding AG Sponsored
ADR (c)	92,400	3,744,048
UBS AG (a)	107,587	1,751,516
Zurich Financial Services AG ADR	92,500	2,358,750

Total Switzerland		20,297,296

Description	Shares	Value

United Kingdom — 16.9%
BP PLC Sponsored ADR (c)	97,100	$5,541,497
Diageo PLC Sponsored ADR (c)	101,100	6,819,195
GlaxoSmithKline PLC Sponsored
ADR	80,200	3,089,304
HSBC Holdings PLC Sponsored
ADR	109,413	5,546,145
Tesco PLC Sponsored ADR (c)	153,200	3,041,020
Vodafone Group PLC Sponsored
ADR	191,712	4,464,972

Total United Kingdom		28,502,133

United States — 37.9%
Bank of New York Mellon Corp. (c)	103,600	3,199,168
Bristol-Myers Squibb Co.	42,693	1,139,903
Cisco Systems, Inc. (a), (c)	220,400	5,737,012
ConocoPhillips	32,900	1,683,493
Exxon Mobil Corp. (c)	56,900	3,811,162
General Electric Co.	116,300	2,116,660
International Business Machines
Corp.	38,800	4,976,100
Johnson & Johnson (c)	104,300	6,800,360
JPMorgan Chase & Co. (c)	148,896	6,663,096
Mead Johnson Nutrition Co.	31,506	1,639,257
Microsoft Corp.	326,400	9,553,728
Oracle Corp.	184,300	4,734,667
Pfizer, Inc.	87,566	1,501,757
The Home Depot, Inc.	165,500	5,353,925
United Technologies Corp.	68,900	5,071,729

Total United States		63,982,017

Total Common Stocks
(Identified cost $155,751,850)		153,720,636

Description	Principal Amount (000) (d)	Value

Foreign Government Obligations — 13.7%
Brazil — 3.3%
Brazil NTN-F:
10.00%, 01/01/12	4,500	2,527,151
10.00%, 01/01/13	5,795	3,109,037

Total Brazil		5,636,188

Egypt — 3.7%
Egypt Treasury Bills:
0.00%, 05/11/10	1,200	215,950
0.00%, 07/13/10	1,900	336,203
0.00%, 08/03/10	11,025	1,939,607
0.00%, 08/31/10	8,125	1,418,289

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Description	Principal Amount (000) (d)	Value

0.00%, 09/28/10	7,875	$1,363,765
0.00%, 10/12/10	5,350	922,831

Total Egypt		6,196,645

Ghana — 1.1%
Ghana Government Bonds:
14.00%, 03/07/11	1,000	696,386
16.00%, 05/02/11	460	329,918
13.67%, 06/15/12	790	549,842
15.00%, 12/10/12	320	224,098

Total Ghana		1,800,244

Hungary — 1.7%
Hungary Government Bonds:
8.00%, 02/12/15	297,150	1,622,634
6.75%, 02/24/17	233,760	1,195,141

Total Hungary		2,817,775

Kenya — 0.1%
Kenya Treasury Bill,
0.00%, 04/05/10	17,300	223,570

Mexico — 1.0%
Mexican Bonos:
8.00%, 12/19/13	8,180	697,074
8.00%, 12/17/15	11,500	971,344

Total Mexico		1,668,418

Poland — 0.6%
Poland Government Bonds:
4.75%, 04/25/12	1,872	658,200
3.00%, 08/24/16	1,191	414,689

Total Poland		1,072,889

Romania — 0.4%
Romania Government Bond,
11.25%, 10/25/12	1,720	624,624

Turkey — 1.3%
Turkey Government Bond,
10.00%, 02/15/12	2,937	2,235,505

Uganda — 0.5%
Uganda Government Bonds:
10.00%, 04/01/10	676,000	325,010
10.00%, 07/21/11	432,000	216,544

Description	Principal Amount (000) (d)	Value

10.00%, 10/13/11	639,800	$322,996

Total Uganda		864,550

Total Foreign Government Obligations
(Identified cost $21,527,038)		23,140,408

Description	Shares	Value

Short-Term Investment — 4.5%
State Street Institutional Treasury
Money Market Fund
(Identified cost $7,459,003)	7,459,003	7,459,003

Total Investments — 109.3%
(Identified cost $184,737,891) (b)		$184,320,047
Liabilities in Excess of Cash and
Other Assets — (9.3)%		(15,616,887)

Net Assets — 100.0%		$168,703,160

Lazard Global Total Return & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2010 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2010:

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	04/05/10	2,816,735	$1,569,212	$1,583,903	$14,691	$-
CLP	06/24/10	430,534,500	807,000	821,690	14,690	-
CNY	05/10/10	12,311,040	1,832,000	1,803,500	-	28,500
CNY	05/10/10	2,953,900	439,568	432,730	-	6,838
CNY	05/10/10	1,018,948	151,000	149,270	-	1,730
CNY	05/10/10	792,149	117,000	116,045	-	955
CNY	08/24/10	1,564,144	232,000	229,425	-	2,575
CNY	03/17/11	14,581,257	2,193,000	2,155,448	-	37,552
COP	04/05/10	1,646,287,500	852,115	856,304	4,189	-
COP	04/19/10	1,607,970,000	806,000	836,110	30,110	-
COP	05/19/10	1,614,990,000	807,091	838,795	31,704	-
CZK	04/06/10	15,687,650	822,780	834,520	11,740	-
CZK	04/16/10	22,457,000	1,210,271	1,194,382	-	15,889
CZK	05/26/10	30,279,312	1,605,695	1,609,308	3,613	-
CZK	06/28/10	30,299,525	1,606,767	1,609,535	2,768	-
EUR	12/09/10	3,282,000	4,872,458	4,432,291	-	440,167
EUR	04/01/10	2,880,345	3,861,975	3,890,339	28,364	-
EUR	05/28/10	353,000	471,196	476,799	5,603	-
EUR	07/01/10	945,000	1,271,731	1,276,421	4,690	-
GHC	05/24/10	562,000	392,047	386,221	-	5,826
GHC	07/07/10	420,000	286,689	288,363	1,674	-
GHC	10/11/11	237,330	109,369	143,319	33,950	-
HUF	04/16/10	328,107,000	1,683,511	1,667,942	-	15,569
HUF	07/01/10	251,012,706	1,275,718	1,264,168	-	11,550
HUF	12/09/10	243,376,246	1,238,316	1,206,005	-	32,311
IDR	04/15/10	7,762,050,000	846,000	851,444	5,444	-
IDR	04/30/10	7,771,356,000	846,000	850,111	4,111	-
IDR	05/17/10	1,567,400,000	170,000	170,930	930	-
IDR	05/17/10	8,198,260,000	868,000	894,048	26,048	-
IDR	06/28/10	4,344,840,000	447,000	470,001	23,001	-
ILS	04/02/10	1,574,303	415,000	425,977	10,977	-
ILS	04/12/10	13,507,351	3,585,848	3,654,636	68,788	-
ILS	05/03/10	1,335,000	360,003	361,138	1,135	-
ILS	05/11/10	4,729,528	1,212,326	1,279,307	66,981	-
INR	04/13/10	43,476,300	951,133	967,815	16,682	-
INR	04/29/10	47,700,360	1,044,000	1,060,382	16,382	-
INR	05/04/10	17,777,000	391,176	395,014	3,838	-
INR	05/04/10	18,358,560	396,000	407,936	11,936	-
INR	05/24/10	37,769,600	814,000	837,688	23,688	-
KES	04/06/10	58,304,140	757,000	754,063	-	2,937
KES	04/08/10	33,611,240	436,000	434,702	-	1,298
KES	04/16/10	57,884,250	753,211	748,627	-	4,584
KES	04/26/10	35,048,800	454,000	453,289	-	711
KES	04/26/10	47,474,480	614,000	613,991	-	9
KES	06/07/10	89,665,500	1,155,483	1,159,600	4,117	-
KRW	04/02/10	474,208,000	406,000	419,115	13,115	-
KRW	04/08/10	766,350,000	655,000	677,239	22,239	-
KRW	04/20/10	1,060,741,350	939,000	936,965	-	2,035
KRW	04/29/10	734,045,200	634,000	648,166	14,166	-
KRW	04/30/10	517,540,000	452,000	456,973	4,973	-
KRW	05/10/10	360,328,800	312,000	318,040	6,040	-
KRW	05/20/10	1,061,727,300	939,000	936,771	-	2,229
KRW	07/02/10	436,898,000	385,000	384,870	-	130

Lazard Global Total Return & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2010 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2010 (concluded):

Forward Currency Purchase Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

KRW	08/03/10	1,034,662,650	$889,000	$910,354	$21,354	$-
MXN	04/16/10	5,706,940	433,000	461,131	28,131	-
MXN	05/03/10	8,602,814	652,000	693,958	41,958	-
MXN	05/05/10	2,714,608	208,000	218,935	10,935	-
MXN	05/05/10	11,463,998	842,000	924,577	82,577	-
MXN	05/10/10	13,151,936	1,036,132	1,060,152	24,020	-
MXN	05/10/10	5,227,200	396,000	421,354	25,354	-
MYR	04/05/10	2,621,630	773,000	803,688	30,688	-
MYR	04/22/10	1,712,191	516,000	524,403	8,403	-
MYR	05/04/10	2,757,720	804,000	844,070	40,070	-
MYR	05/24/10	2,911,409	875,612	890,214	14,602	-
MYR	06/07/10	2,470,285	755,000	754,804	-	196
MYR	06/25/10	3,377,953	1,011,000	1,031,021	20,021	-
PHP	04/05/10	42,263,360	932,451	935,237	2,786	-
PHP	04/05/10	30,475,405	661,000	674,384	13,384	-
PHP	04/05/10	42,263,360	914,000	935,237	21,237	-
PHP	04/16/10	36,313,200	792,000	802,679	10,679	-
PHP	04/30/10	35,925,120	792,000	792,874	874	-
PHP	05/19/10	20,148,000	438,000	443,720	5,720	-
PHP	05/27/10	36,012,240	792,000	792,379	379	-
PLN	04/16/10	9,095,000	3,186,867	3,181,108	-	5,759
PLN	04/16/10	1,372,635	468,556	480,099	11,543	-
RON	04/13/10	2,530,808	890,565	834,447	-	56,118
RON	04/21/10	1,108,413	385,951	365,190	-	20,761
RON	06/16/10	2,589,800	865,112	848,435	-	16,677
RON	10/19/10	1,429,085	497,367	461,764	-	35,603
RSD	04/06/10	17,617,000	240,276	238,091	-	2,185
RSD	04/08/10	17,395,000	245,831	234,940	-	10,891
RSD	04/08/10	14,121,150	192,820	190,723	-	2,097
RSD	04/16/10	8,397,990	114,978	113,134	-	1,844
RSD	05/10/10	15,669,000	215,983	209,520	-	6,463
RUB	04/26/10	33,992,492	1,147,000	1,151,857	4,857	-
RUB	05/25/10	13,872,440	464,000	468,941	4,941	-
TRY	04/09/10	4,154,275	2,675,000	2,733,548	58,548	-
TWD	12/22/10	24,992,790	807,000	806,073	-	927
TWD	03/22/11	24,823,320	807,000	806,113	-	887
UGX	04/06/10	749,567,000	364,000	359,919	-	4,081
UGX	04/07/10	328,559,000	156,323	157,731	1,408	-
UGX	04/09/10	578,683,000	282,147	277,692	-	4,455
UGX	04/09/10	392,078,000	190,932	188,146	-	2,786
UGX	04/15/10	390,027,000	187,693	186,929	-	764
UGX	04/20/10	792,366,000	403,651	379,365	-	24,286
UGX	04/30/10	760,035,000	364,089	363,132	-	957
UGX	05/17/10	457,386,000	218,114	218,118	4	-
VND	04/19/10	5,102,550,000	261,000	266,141	5,141	-
ZMK	04/06/10	941,597,000	200,267	201,072	805	-
ZMK	04/12/10	999,966,000	214,908	213,405	-	1,503
ZMK	04/16/10	2,626,296,000	563,232	560,254	-	2,978
ZMK	04/26/10	3,525,840,000	747,000	751,378	4,378	-
ZMK	05/06/10	748,129,000	159,703	159,703	-	-
ZMK	05/10/10	668,716,000	142,888	142,289	-	599
ZMK	05/10/10	923,407,000	196,190	196,482	292	-
ZMK	05/11/10	3,294,433,000	703,939	700,908	-	3,031
ZMK	05/12/10	2,313,427,000	494,798	492,138	-	2,660

Total Forward Currency Purchase Contracts			$85,320,064	$85,525,627	$1,027,466	$821,903

Lazard Global Total Return & Income Fund, Inc. Portfolio of Investments (continued) March 31, 2010 (unaudited)

Forward Currency Sale Contracts open at March 31, 2010:

Forward Currency Sale Contracts	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation	Unrealized Depreciation

BRL	04/05/10	2,816,735	$1,546,000	$1,583,903	$-	$37,903
BRL	05/04/10	2,876,958	1,593,000	1,608,109	-	15,109
CNY	05/10/10	7,678,296	1,128,000	1,124,828	3,172	-
CNY	05/10/10	9,397,741	1,382,631	1,376,718	5,913	-
COP	04/05/10	1,646,287,500	858,000	856,304	1,696	-
COP	05/05/10	1,650,981,500	853,000	858,142	-	5,142
EUR	04/06/10	605,000	822,780	817,144	5,636	-
EUR	04/16/10	880,045	1,210,271	1,188,646	21,625	-
EUR	05/26/10	1,189,000	1,605,695	1,605,986	-	291
EUR	06/28/10	1,189,000	1,606,767	1,605,995	772	-
EUR	04/16/10	1,222,000	1,683,511	1,650,511	33,000	-
EUR	07/01/10	934,766	1,275,718	1,262,598	13,120	-
EUR	12/09/10	886,132	1,238,316	1,196,708	41,608	-
EUR	04/16/10	353,017	468,556	476,807	-	8,251
EUR	04/16/10	2,321,515	3,186,867	3,135,587	51,280	-
EUR	04/13/10	602,000	890,565	813,097	77,468	-
EUR	04/21/10	247,000	385,951	333,616	52,335	-
EUR	06/16/10	625,103	865,112	844,333	20,779	-
EUR	10/19/10	307,000	497,367	414,612	82,755	-
EUR	04/06/10	174,599	240,276	235,822	4,454	-
EUR	04/08/10	141,000	192,820	190,442	2,378	-
EUR	04/08/10	175,000	245,831	236,364	9,467	-
EUR	04/16/10	83,591	114,978	112,904	2,074	-
EUR	05/10/10	155,725	215,983	210,336	5,647	-
EUR	04/01/10	92,104	124,500	124,401	99	-
EUR	04/01/10	2,788,241	3,776,672	3,765,939	10,733	-
EUR	04/30/10	2,880,345	3,861,967	3,890,431	-	28,464
EUR	05/28/10	1,665,000	2,230,392	2,248,923	-	18,531
EUR	06/24/10	1,717,216	2,314,000	2,319,462	-	5,462
HUF	12/09/10	917,154,900	4,872,458	4,544,789	327,669	-
ILS	04/02/10	1,574,303	424,626	425,976	-	1,350
ILS	05/11/10	4,729,528	1,138,000	1,279,307	-	141,307
INR	04/13/10	17,357,520	372,000	386,391	-	14,391
JPY	04/30/10	35,097,434	393,000	375,464	17,536	-
JPY	04/30/10	40,250,419	452,000	430,590	21,410	-
JPY	05/10/10	7,732,776	85,445	82,728	2,717	-
JPY	05/10/10	33,118,862	372,000	354,316	17,684	-
JPY	06/21/10	117,593,608	1,298,000	1,258,353	39,647	-
JPY	09/24/10	131,279,049	1,456,035	1,405,980	50,055	-
KES	04/06/10	58,304,140	755,235	754,063	1,172	-
KES	04/08/10	33,611,240	435,379	434,702	677	-
KRW	04/02/10	474,208,000	419,282	419,115	167	-
MXN	05/05/10	14,139,000	1,106,251	1,140,318	-	34,067
MXN	05/10/10	8,521,479	687,000	686,900	100	-
MYR	04/05/10	2,621,630	802,949	803,688	-	739
PHP	04/05/10	42,263,360	932,451	935,237	-	2,786
PHP	04/05/10	72,738,765	1,607,487	1,609,621	-	2,134
UGX	04/06/10	749,567,000	360,369	359,919	450	-
ZMK	04/06/10	941,597,000	201,196	201,072	124	-

Total Forward Currency Sale Contracts			$54,586,689	$53,977,197	925,419	315,927

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts					$1,952,885	$1,137,830

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

(a)	Non-income producing security.
(b)

For federal income tax purposes, the aggregate cost was $184,737,891, aggregate gross unrealized appreciation was $23,848,720, aggregate gross unrealized depreciation was $24,266,564, and the net unrealized depreciation was $417,844.

(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR – American Depositary Receipt
NTN-F – Brazil Sovereign “Nota do Tesouro Nacional” Series F

Currency Abbreviations:

BRL — Brazilian Real	KRW — South Korean Won
CLP — Chilean Peso	MXN — Mexican New Peso
CNY — Chinese Renminbi	MYR — Malaysian Ringgit
COP — Colombian Peso	PHP — Philippine Peso
CZK – Czech Koruna	PLN — Polish Zloty
EUR — Euro	RON — New Romanian Leu
GHC — Ghanaian Cedi	RUB — Russian Ruble
HUF — Hungarian Forint	RSD — Serbian Dinar
IDR — Indonesian Rupiah	TRY — New Turkish Lira
ILS — Israeli Shekel	TWD — New Taiwan Dollar
INR — Indian Rupee	UGX — Ugandan Shilling
JPY — Japanese Yen	VND — Vietnamese Dong
KES — Kenyan Shilling	ZMK — Zambian Kwacha

Portfolio holdings by industry (as percentage of net assets):

Alcohol & Tobacco	7.4%
Banking	12.3
Computer Software	8.5
Energy Integrated	9.7
Financial Services	4.4
Food & Beverages	3.6
Gas Utilities	1.7
Housing	1.4
Insurance	1.4
Manufacturing	4.3
Pharmaceutical & Biotechnology	14.5
Retail	5.0
Semiconductors & Components	2.4
Technology Hardware	8.9
Telecommunications	5.6

Subtotal	91.1
Foreign Government Obligations	13.7
Short-Term Investment	4.5

Total Investments	109.3%

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2010 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when Lazard Global Total Return & Income Fund, Inc.’s (the “Fund”) net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP”) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard Global Total Return & Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2010 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010

Assets:
Common Stocks*	$ 153,720,636	$ —	$ —	$ 153,720,636
Foreign Government Obligations	—	21,894,914	1,245,494	23,140,408
Short-Term Investment	—	7,459,003	—	7,459,003
Other Financial Instruments**
Forward Currency Contracts	—	1,952,885	—	1,952,885

Total	$ 153,720,636	$ 31,306,802	$ 1,245,494	$ 186,272,932

Liabilities:
Other Financial Instruments**
Forward Currency Contracts	$ —	$ (1,137,830)	$ —	$ (1,137,830)

*	Please refer to the Notes to Portfolio of Investments for valuation of investments by industry.
**	Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation on the instruments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2010:

Description	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Loss	Change in Unrealized Appreciation	Purchases	Sales	Net Transfers into Level 3	Net Transfers out of Level 3	Balance as of March 31, 2010	Net Change in Unrealized Appreciation from Investments Still Held at March 31, 2010

Foreign Government Obligations	$1,490,542	$13,394	($159,563)	$195,858	$204,574	($499,311)	$—	$—	$1,245,494	$17,033
Supranationals	664,021	1,509	(180,270)	177,396	—	(662,656)	—	—	—	—

Total	$2,154,563	$14,903	($339,833)	$373,254	$204,574	($1,161,967)	$—	$—	$1,245,494	$17,033

Effective March 31, 2010, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy.

Item 2.	Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 28, 2010